Liability for put options with non-controlling interests - Summary of liability for put options with non-controlling interests (Details) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Liability For Put Options With Non-controlling Interests [Abstract]
Liability for put options with non-controlling interests, Non-current	₨ 5,343	$ 63	₨ 4,935
Liability for Put Options With Non-controlling Interests Current	₨ 1,027	$ 12	₨ 1,000